[USAA EAGLE LOGO]9800 Fredericksburg Road
                 San Antonio, Texas 78288


                                   May 2, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  USAA Mutual Fund, Inc
     1933 Act File No. 2-49560
     1940 Act File No. 811-2429

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 30, 2001, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                   Sincerely,


                                   /S/ MARK S. HOWARD
                                   ---------------------
                                   Mark S. Howard
                                   Vice President
                                   Securities Counsel & Compliance